Share-Based Payments - Schedule of Share-based Payment Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expense from share-based payment transactions [abstract]
Equity classified share options and warrants expense	$ 1,286	$ 232
Liability classified warrants' expense	709	139
Share-based payment expense	$ 1,995	$ 371